INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS, LIABILITIES AND VALUATION ALLOWANCE

The Company’s net deferred tax assets, liabilities and valuation allowance as of December 31, 2020 and 2019 are summarized as follows:

	Year Ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$765,000	$101,000
Stock compensation expense	703,500	208,400
Accounts payable and accrued expenses	30,600	25,500
Amortization	25,900	-
Allowance for doubtful accounts	7,800	10,100
Total deferred tax assets	1,532,800	345,000
Valuation allowance	(1,341,300)	(337,800)
Deferred tax assets after valuation allowance	$191,500	$7,200
Deferred tax liabilities:
Accounts receivable	$(156,400)	$-
Prepaid expenses	(35,000)	(7,200)
Total deferred tax liabilities	(191,500)	(7,200)
Net deferred tax assets	$-	$-

SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX BENEFIT TO ACTUAL TAX BENEFIT

A reconciliation of the statutory federal income tax benefit to actual tax benefit for the years ended December 31, 2020 and 2019 is as follows:

	2020	2019
Federal statutory blended income tax rates	(21)%	(21)%
State statutory income tax rate, net of federal benefit	(4)	(4)
Change in valuation allowance	25	25
Effective tax rate	-%	-%